Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$163,741,949.62	0.8763283	$152,725,092.08	0.8173674	$11,016,857.54
Total Securities	$163,741,949.62	0.1704136	$152,725,092.08	0.1589479	$11,016,857.54

Weighted Avg. Coupon (WAC)	5.37%		5.38%
Weighted Avg. Remaining Maturity (WARM)	24.91		24.06
Pool Receivables Balance	$194,928,553.47		$181,329,212.81
Remaining Number of Receivables	28,152		27,224

Adjusted Pool Balance	$191,983,018.86		$178,629,252.15

III. COLLECTIONS

Principal:
Principal Collections	$13,335,572.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$273,970.83
Total Principal Collections	$13,609,543.26

Interest:
Interest Collections	$893,523.20
Late Fees & Other Charges	$33,027.94
Interest on Repurchase Principal	$-
Total Interest Collections	$926,551.14

Collection Account Interest	$436.05
Reserve Account Interest	$173.94
Servicer Advances	$-

Total Collections	$14,536,704.39

1 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$14,536,704.39
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$14,536,704.39
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$162,440.46		$162,440.46	$162,440.46
Collection Account Interest					$436.05
Late Fees & Other Charges					$33,027.94
Total due to Servicer					$195,904.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$334,306.48		$334,306.48

Total interest:		$334,306.48		$334,306.48	$334,306.48

Available Funds Remaining:					$14,006,493.46

3. Principal Distribution Amount:					$11,016,857.54

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,016,857.54
Class A Notes Total:		11,016,857.54		$11,016,857.54
Total Noteholders Principal				$11,016,857.54

4. Available Amounts Remaining to reserve account					2,989,635.92

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,989,635.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,945,534.61
Beginning Period Amount	$2,945,534.61
Current Period Amortization	$245,573.95
Ending Period Required Amount	$2,699,960.66
Ending Period Amount	$2,699,960.66
Next Distribution Date Required Amount	$2,466,679.75

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$28,241,069.24	$25,904,160.07	$25,904,160.07
Overcollateralization as a % of Adjusted Pool		14.71%	14.50%	14.50%

2 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.72%	26,602	96.94%	$175,785,769.06
30 - 60 Days	1.73%	472	2.27%	$4,111,798.70
61 - 90 Days	0.49%	134	0.71%	$1,296,411.77
91 + Days	0.06%	16	0.07%	$135,233.28
		27,224		$181,329,212.81
Total
Delinquent Receivables 61 + days past due	0.55%	150	0.79%	$1,431,645.05
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	118	0.62%	$1,198,834.74
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	120	0.58%	$1,206,687.92
Three-Month Average Delinquency Ratio	0.46%		0.66%

Repossession in Current Period		32		$299,855.02
Repossession Inventory		44		$239,183.36

Charge-Offs
Gross Principal of Charge-Off for Current Period				$263,768.23
Recoveries				$(273,970.83)
Net Charge-offs for Current Period				$(10,202.60)

Beginning Pool Balance for Current Period				$194,928,553.47

Net Loss Ratio				-0.06%
Net Loss Ratio for 1st Preceding Collection Period				0.37%
Net Loss Ratio for 2nd Preceding Collection Period				0.28%
Three-Month Average Net Loss Ratio for Current Period				0.19%

Cumulative Net Losses for All Periods				$10,846,086.66
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$882,726.73
Number of Extensions				91

3 of 3